Property and equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of propertyand equipment

	June 30, 2022	December 31, 2021
Computers, equipment and software	$3,378	$2,968
Customer equipment	1,230	1,122
Furniture and fixtures	1,689	1,570
Leasehold improvements	3,771	3,769
	10,068	9,429
Less accumulated depreciation and amortization	(7,468)	(6,818)
Property and equipment, net	$2,600	$2,611

	2021	2020
Computers, equipment and software	$2,968	$2,431
Customer equipment	1,122	913
Furniture and fixtures	1,570	1,130
Leasehold improvements	3,769	3,020
	9,429	7,494
Less accumulated amortization and depreciation	(6,818)	(5,205)
Property and equipment, net	$2,611	$2,289